Nature of Operations and Going Concern (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Apr. 29, 2022
Nature of Operations and Going Concern [Line Items]
Balances receivable
Loss on loss of control of Bophelo Bio Science & Wellness	$ 165,625
Cash held by company	$ 739,947
Ordinary shares, acquired percentage	100.00%				100.00%
Net loss of discontinued operations	$ (461,405)	$ (3,221,494)
Net cash outflow from operating activities	(2,591,980)	$ (911,484)
Working capital deficit	2,218,894
Accumulated losses	(56,045,922)		$ (53,363,032)
Bophelo Bio Science and Wellness (Pty) Ltd [Member]
Nature of Operations and Going Concern [Line Items]
Loss on loss of control of Bophelo Bio Science & Wellness	$ 2,085,624